Share-based compensation	12 Months Ended
Mar. 31, 2016
Share-based compensation
Share-based compensation

17. Share-based compensation

        During the financial year ended March 31, 2015, the Company launched a share-based remuneration plan (the Plan) for management of the Group. The Plan consists of remuneration programs for the CEO, the top management of the Company and other employees and consultants (hereinafter—"participants"). A total of 2,300,000 Class A common shares, with no par value, of the Company were authorized for issuance under the Plan. The shares that may be issued under the Plan may be authorized and unissued shares, shares held in treasury or shares purchased on the open market or by private purchase.

        On November 10, 2015, the share pool available for the Plan was extended to 2,452,000 Class A common shares, with no par value. Additionally, on that date, the Company's Board approved further annual allocation of Class A common shares to the Plan. The available for issuance share pool will be not more than the lesser of 2% of the total Company's outstanding number of shares, and 1,000,000 shares.

        The Plan provides for the grant of options, stock appreciation rights ("SARs"), restricted stock awards, performance share awards ("PSA"), restricted stock units ("RSUs"), cash-based awards, dividend equivalents and other stock-based awards to the Company's directors and to the Company's or affiliates' current and prospective employees and consultants and prospective employees or consultants.

        All instruments granted within the Plan by the Company are accounted for as equity instruments. The compensation expense is recognised over the requisite service period which coincides with the vesting period.

        Upon exercise of the instruments, the participants receive a certain number of the Company's shares. For tax residents of the USA, the UK or Switzerland, personal income tax arising from exercise of the instruments in accordance with the tax legislation of the country of the participant's tax residence is withheld by the Company in form of treasury shares.

        The amount of expenses for years ended March 31, 2016, 2015 and 2014 included in the accompanying statements of comprehensive income was as follows:

	2016	2015	2014
SOP II	$—	$816	$1,418
SOP III	11,587	3,038	—
CEO remuneration	4,970	742	—
Top Management bonus in the form of shares	1,188	1,187	—

Total	$17,745	$5,783	$1,418

        The details of each program within the Plan are discussed below.

Top Management Bonus

        On August 12, 2014, the Board of Directors adopted share-based remuneration plan ("Top bonus") for management of the Group. The program was approved by the Company's shareholders on November 14, 2014. In accordance with the terms of the Top bonus, the Company granted 164,257 RSUs which entitle the holders to receive a fixed number of Class A shares, allocated for issuance under this plan, at no cost subject to continued service conditions. The grant-date fair value of each RSU was $36.17.

        The RSUs are subject to service conditions and are vesting in annual increments over a five-year period as follows:

RSUs
March 31, 2015	32,851
March 31, 2016	32,851
March 31, 2017	32,851
March 31, 2018	32,851
March 31, 2019	32,853

164,257

        The first and the second tranches were vested and exercised as of March 31, 2016. The following schedule presents the information about the RSUs outstanding as of March 31, 2016 and 2015:

	As of March 31,
	2016	2015
The number of RSUs outstanding, units	98,555	131,406
The weighted-average remaining contractual term, days	730	914
The intrinsic value of the RSUs outstanding, in thousands of the U.S. dollars	$5,423	$6,799

        The intrinsic value of the RSUs exercised during financial years 2016 and 2015 was $1,700 and $1,808, respectively.

        As of March 31, 2016, the total compensation cost related to non-vested RSUs not yet recognized was $3,565.

CEO remuneration

        In accordance with the program approved on November 14, 2014, 328,513 RSUs were granted to the CEO of the Company. The RSUs are subject to vesting in annual increments over a five-year period. The program does not provide for an automatic exercise of the vested RSUs and requires a submission of an exercise notice.

        On November 10, 2015, additional 328,513 RSUs, subject to service and market conditions, were granted to the CEO. The RSUs will vest on August 12, 2019, subject to continued employement and certain level of average market capitalization of the Company during the last 6 months prior to the vesting date.

        The grant-date share prices in U.S. dollars for the two grants were as follows:

	Dec 16, 2014 grant	Nov 10, 2015 grant
Grant-date share price	36.21	70.3

        The RSUs have no exercise price. The vesting schedule for both grants is presented below:

RSUs
August 12, 2015	65,702
August 12, 2016	65,702
August 12, 2017	65,702
August 12, 2018	65,702
August 12, 2019	394,218

657,026

        As of March 31, 2016, the first tranche was vested, but not exercised. The following schedule presents the information about the RSUs outstanding as of March 31, 2016 and 2015:

	As of March 31,
	2016	2015
The number of RSUs outstanding, units	657,026	328,513
The weighted-average remaining contractual term, days	986	865
The intrinsic value of the RSUs outstanding, in thousands of the U.S. dollars	$36,156	$16,997

        As of March 31, 2016, the total compensation cost related to non-vested instruments not yet recognized was $29,279.

SOP III

        On November 11, 2014, the Board of directors adopted the Incentive Compensation Plan for the employees and consultants of the Group ("SOP III"). The SOP III became effective on November 14, 2014, the date on which the Company's shareholders approved the program.

        The SOP III provides for the grant of SARs, RSUs and PSA to the current and prospective employees and consultants of the Group. The following table presents the vesting schedule of the instruments granted on December 16, 2014:

	PSAs	SARs	RSUs
January 1, 2016	264,690	91,652	136,085
January 1, 2017	319,121	113,332	167,526
January 1, 2018	319,121	118,268	168,513
January 1, 2019	381,382	110,334	195,579

	1,284,314	433,586	667,703

        RSUs awarded under the SOP III entitle the holder to receive a fixed number of Class A shares at no cost subject to continued service conditions. The holders of RSUs have no rights to dividends or dividends equivalent. Since the exercise price for the RSUs granted under the SOP III is zero, the fair values of the grants were measured using fair values of shares at the date of grant including 3% annual attrition rate.

        SARs issued under the SOP III to certain participants who reside in the US entitle the holder to receive a number of Class A shares at no cost determined by reference to appreciation from and after the date of grant in the fair market value of a Class A share over the grant price.

        PSAs awarded under the SOP III to certain participants who reside outside the US entitle the holder to receive a fixed number of Class A shares at no cost subject to continued service conditions and determined by reference to the fair market value of Class A share at the exercise date.

        The fair value of SARs and PSAs was measured using Longstaff—Schwartz model. Valuation of SARs and PSAs was made using the following assumptions:

Risk free interest rate	2%
Expected dividend yield	0%
Attrition rate	3%
Volatility factor	40%

	Dec 16, 2014 grant	May 12, 2015 grant	Jan 1, 2016 grant	Feb 11, 2016 grant
Grant-date share price, US$	36.21	52.8	71.36	55.64

        During the year ended March 31, 2015, 6,445 RSUs were forfeited. The following table reconciles the quantity of restricted stock units, stock appreciation rights and performance share awards as of March 31, 2015, to the quantity as of March 31, 2016:

	Restricted stock units	Stock Appreciation Rights	Performance Share Awards
Outstanding as of March 31, 2015	661,258	433,586	1,284,314

Granted during the period	32,426	—	—
Exercised during the period	(145,144)	(57,829)	(236,168)
Cancelled during the period	(4,445)	—	—
Forfeited during the period	(19,793)	(61,540)	(9,737)

Outstanding as of March 31, 2016	524,302	314,217	1,038,409

        The following table summarizes information about restricted stock units, stock appreciation rights and performance share awards for the period from March 31, 2015, to March 31, 2016:

	Restricted stock units		Stock Appreciation Rights		Performance Share Awards
	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $
Non-vested as of March 31, 2015	661,258	36.21	433,586	4.55	1,284,314	5.29

Granted during the period	32,426	58.82	—	—	—	—
Vested during the period	(145,144)	37.30	(91,652)	4.55	(264,690)	5.29
Cancelled during the period	(4,445)	36.21	—	—	—	—
Forfeited during the period	(19,793)	36.21	(61,540)	4.55	(9,737)	5.29

Non-vested as of March 31, 2016	524,302	37.30	280,394	4.55	1,009,887	5.29

        The schedule below summarizes the information about restricted stock units, stock appreciation rights and performance share awards outstanding and exercisable as of March 31, 2016:

	Restricted stock units	Stock Appreciation Right	Performance Share Award
Outstanding as of March 31, 2016
Number of instruments	524,302	280,394	1,009,887
Intrinsic value, in thousands of the U.S. dollars	28,852	4,521	19,117
Weighted-average remaining contractual term, days	656	632	663
Vested and exercisable as of March 31, 2016
Number of instruments	—	33,823	28,522
Intrinsic value, in thousands of the U.S. dollars	—	545	540

        No instruments were exercised during financial years 2015 and 2014. The following table summarizes information about the intrinsic value of Company's restricted stock units, stock appreciation rights and performance share awards exercised during 2016:

2016
Total intrinsic value of RSUs exercised	$10,376
Total intrinsic value of SARs exercised	$2,211
Total intrinsic value of PSAs exercised	$9,291

        The total compensation cost related to non-vested awards not yet recognized is $23,210 at March 31, 2016.

SOP II

        On December 15, 2011, the Board of Directors adopted stock option plan ("SOP II") for the employees and managers and granted 585,032 shares of the Company to the participants. On June 15, 2013, the Board of Directors adopted a stock option plan (SOP II+) for the two employees of Group and granted 18,900 shares of the Company to the participants.

        The options granted, subject to service conditions and certain performance conditions, namely revenue and EBITDA of the Group for the year ended March 31, 2014, for the vesting on June 15, 2014, vested as follows:

	SOP II	SOP II+
June 15, 2012	141,372	—
June 15, 2013	151,508	6,748
June 15, 2014	292,152	12,152

	585,032	18,900

        On June 15, 2012, the Company exchanged 84,700 options held by its U.S. employees for the same number of restricted shares to the Company's U.S. employees subject to the same vesting and other conditions.

        On June 15, 2013, Luxoft Holding Inc. issued new shares in the total amount of 116,788 pursuant to the SOP II and SOP II+, and 2,632 restricted shares to the U.S. participants.

        On December 31, 2013, 143,808 SOP II shares subject to certain performance conditions were cancelled. Total expenses cancelled amounted to $1,695.

        On February 12, 2014, Luxoft Holding Inc. granted 5,883 restricted shares to a U.S. participant. The options granted above vested on June 15, 2014, subject to service condition.

        On May 12, 2014, Luxoft Holding Inc. granted 5,671 shares to a new participant. The options granted above vested on June 15, 2014, subject to service condition.

        On June 15, 2014, Luxoft Holding Inc. issued shares in the total amount of 123,470 pursuant to the SOP II and SOP II+.

        Since the exercise price for the options is zero, the fair values of the grants were measured using the fair values of shares reduced by the amount of present value of the expected dividends during the expected option terms. The fair value of the options was measured at the dates of the respective grants based on the following assumptions:

	Dec 15, 2011 grant	Jun 15, 2013 grant	Feb 12, 2014 grant	May 12, 2014 grant
Share price, US$	15.25	18.82	37.79	27.45
Expected dividend yield, %	1.9	—	—	—
Risk-free interest rate, %	5.3	3.10	—	—

        As of March 31, 2015, 112,896 RSUs were vested and exercisable, all exercised during the year ended March 31, 2016. As of that date there were no outstanding RSUs under SOP II or SOP II+ plans.